DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.2%
2,440,500	AASET Ltd., Series 2019-2-C	6.41%	^	10/16/2039	2,439,048
370,561	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63%	^	06/15/2043	372,239
1,356,407	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	1,368,691
4,370,019	GAIA Aviation Ltd., Series 2019-1-C	7.00%	^§	12/15/2044	4,362,358
4,261,377	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,807,890
871,134	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	875,285
50,000	SoFi Consumer Loan Program LLC, Series 2018-A-R1	0.00%	^@	02/25/2042	3,731,643
14,827	SoFi Consumer Loan Program LLC, Series 2018-A-R2	0.00%	^@	02/25/2042	1,106,582
3,952,000	Start Ltd., Series 2019-2-C	6.66%	^	11/15/2044	3,950,222
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48%	^	05/22/2023	2,008,574

Total Asset Backed Obligations (Cost $24,303,081)					24,022,532

Bank Loans - 10.7%
751,225	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.81%		10/13/2025	760,146
158,000	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.69%		11/22/2023	158,461
745,951	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	749,215
747,661	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/01/2025	752,334
1,876,425	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		02/27/2023	1,881,116
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.45%		06/16/2025	2,943,225
6,497,471	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	5,831,480
4,653,195	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	8.91%		09/19/2025	4,755,961
6,330,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		08/04/2025	6,422,576
3,114,350	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.40%		02/11/2026	3,135,107
1,791,464	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		02/27/2026	1,803,413
1,341,313	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.80%		09/25/2024	1,339,918
2,440,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.80%		10/21/2024	2,472,037
6,899,937	BI-LO LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)	9.89%		05/31/2024	6,396,828
4,000,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/02/2025	3,964,100
2,505,073	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.30%		08/01/2025	2,526,203
3,467,884	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.91%		03/24/2025	3,489,558
1,831,813	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.04%		06/02/2025	1,422,091
2,000,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.03%		07/03/2020	1,945,000
2,900,000	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	9.66%		05/23/2021	2,772,400
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	8.99%		05/01/2025	3,102,444
373,951	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	377,017
201,049	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	202,698
1,516,900	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.69%		05/09/2025	1,437,741
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	9.41%		12/01/2025	1,212,500
725,428	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%, 1.00% Floor)	5.60%		05/02/2023	732,682
2,984,850	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.05%		10/01/2025	3,013,952
6,435,000	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		08/01/2024	5,383,553
9,271,109	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.66%	Ω	03/28/2022	4,112,386
4,066,129	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		03/01/2024	1,626,451
1,569,150	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.31%		02/19/2026	1,576,015
3,970,000	Granite Holdings Acquisition Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%)	7.21%		09/30/2026	3,989,850
9,350,221	Gulf Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.20%		08/25/2023	7,364,140
2,920,000	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		07/21/2025	2,847,000
7,700,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	8.80%		07/07/2025	7,820,313
2,055,000	Inmarsat PLC, Senior Secured First Lien Term Loan	6.41%	±	12/12/2026	2,070,248
4,428,435	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		10/20/2023	3,113,765
1,832,100	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.56%		05/26/2025	1,767,977
2,231,750	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.81%		07/02/2025	2,251,278
2,493,622	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		06/30/2022	2,254,858
4,500,000	Kronos, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.16%		11/01/2024	4,606,875
5,745,000	Longview Power LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.91%		04/13/2021	3,177,703
3,208,750	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.74%		05/01/2023	2,972,105
1,553,939	McDermott International, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 10.00%, 1.00% Floor)	11.69%	Ω	10/21/2021	1,590,845
4,066,881	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.94%	Ω	05/12/2025	2,415,727
3,945,175	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		03/27/2026	3,895,860
1,791,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.10%		03/06/2026	1,808,910
5,333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.05%		12/01/2025	5,133,333
1,732,313	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		11/28/2025	1,644,250
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	10.44%		11/30/2026	2,238,662
3,020,781	Monitronics International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.25% Floor)	8.30%		03/29/2024	2,578,992
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.80%		10/19/2026	821,288
1,732,500	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.74%		08/14/2026	1,739,179
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.05%		02/13/2026	3,806,569
640,000	Pelican Products, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	9.66%		05/01/2026	612,800
575,650	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		10/15/2025	574,211
2,000,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.19%		03/06/2026	1,440,000
2,330,250	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		03/11/2026	2,318,599
1,771,579	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	6.71%		07/09/2025	1,783,395
3,788,763	RentPath, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	6.66%	Ω	12/17/2021	2,109,659
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		10/01/2026	2,389,013
2,806,460	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.91%		06/26/2025	2,784,008
1,275,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.41%		06/26/2026	1,166,625
740,101	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/03/2023	742,473
1,680,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.29%		12/11/2026	1,688,929
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.55%		06/26/2026	3,808,856
3,125,000	Southern Graphics, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%)	9.41%		12/08/2023	862,500
2,314,238	Summit Midstream Partners Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		05/13/2022	2,198,527
871,827	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		10/01/2024	838,410
1,555,608	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.80%		04/01/2025	1,341,712
4,210,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.79%		02/06/2026	4,252,100
2,233,125	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.04%		07/21/2025	2,249,639
900,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.54%		07/20/2026	901,125
3,819,235	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.80%		02/01/2024	3,475,504
1,175,125	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		01/25/2024	1,182,470
1,140,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		05/29/2026	1,069,320
982,525	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/22/2025	844,358
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	10.16%		10/27/2025	3,490,000
2,593,800	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/27/2025	2,617,572
1,132,163	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		02/05/2026	1,143,133
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.91%		05/15/2023	1,576,570
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.91%		05/15/2023	276,130
2,992,500	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	7.83%		06/22/2026	2,951,353
4,350,606	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	9.49%		10/09/2026	4,199,706
1,381,050	WeddingWire, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.20%		12/19/2025	1,389,682
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.05%		12/21/2026	2,697,750
1,340,000	Wink Holdco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.66%		12/01/2025	1,346,700
1,380,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		09/30/2026	1,389,350

Total Bank Loans (Cost $236,499,409)					213,920,514

Collateralized Loan Obligations - 11.8%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	6.25%	^	07/15/2026	2,002,014
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	8.25%	^	07/15/2026	6,001,789
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	10.25%	^	07/18/2027	1,814,518
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	7.77%	^	10/20/2030	2,896,975
2,500,000	Atrium XV, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	7.78%	^	01/23/2031	2,404,688
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.42%	^	10/20/2030	2,238,328
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	7.82%	^	10/15/2030	1,437,117
5,000,000	Barings Ltd., Series 2019-2A-D (3 Month LIBOR USD + 6.69%, 6.69% Floor)	8.69%	^	04/15/2031	5,011,494
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	8.80%	^	07/18/2027	2,105,108
5,000,000	Bristol Park Ltd., Series 2016-1A-E (3 Month LIBOR USD + 7.25%)	9.25%	^	04/15/2029	5,006,140
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	10/15/2031	6,257,522
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	8.85%	^	04/15/2029	8,055,458
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	7.75%	^	07/15/2031	2,299,189
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.25%	^	07/15/2030	6,503,834
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	07/15/2031	2,367,064
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	7.50%	^	10/15/2030	1,774,359
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	8.67%	^	04/20/2031	2,973,466
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	7.80%	^	04/15/2030	1,455,747
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	9.20%	^	04/15/2031	2,091,228
3,250,000	Dryden Ltd., Series 2019-68A-E (3 Month LIBOR USD + 6.75%)	8.75%	^	07/15/2032	3,253,832
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.15%	^	01/15/2031	2,705,419
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	7.50%	^	01/15/2031	1,154,105
2,500,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	8.40%	^	10/15/2030	2,518,667
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.94%	^Þ	04/28/2025	848,151
1,041,725	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	7.69%	^Þ	04/28/2025	726,650
1,000,000	HPS Loan Management Ltd., Series 15A-19-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	8.77%	^	07/22/2032	994,951
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	9.58%	^	07/20/2031	2,583,684
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	8.00%	^	10/15/2031	4,361,101
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.45%	^	07/15/2027	6,887,102
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.27%	^	01/20/2031	5,883,852
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.72%	^	10/20/2030	1,901,293
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	7.75%	^	10/22/2030	10,335,511
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	8.32%	^	10/21/2030	7,051,403
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E (3 Month LIBOR USD + 6.65%)	8.59%	^	10/25/2029	1,500,860
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	8.04%	^	04/25/2029	2,992,108
2,000,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	8.69%	^	04/25/2031	2,001,896
2,000,000	Madison Park Funding Ltd., Series 2019-37A-E (3 Month LIBOR USD + 6.55%)	8.85%	^	07/15/2032	2,004,415
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	6.50%	^	01/15/2028	9,392,154
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	7.00%	^	01/18/2028	7,376,492
3,250,000	Magnetite Ltd., Series 2019-22A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	8.75%	^	04/15/2031	3,256,441
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	7.40%	^	01/15/2028	1,974,239
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	8.72%	^	04/20/2031	1,002,416
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	8.67%	^	01/19/2032	1,753,149
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-E (3 Month LIBOR USD + 6.80%, 0.00% Floor)	8.94%	^	10/16/2032	2,259,636
3,000,000	Newark BSL Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	8.69%	^	12/21/2029	3,001,252
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	8.24%	^	07/25/2030	2,000,847
3,675,000	Niagara Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.45%	^	07/17/2032	3,690,041
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.15%	^	07/15/2029	4,993,758
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	07/17/2030	7,533,227
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	8.97%	^	07/19/2030	5,467,404
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.91%	^	02/14/2031	1,990,544
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.09%	^	07/15/2030	1,738,368
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.17%	^	03/17/2030	3,952,710
3,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	8.69%	^	10/25/2032	3,008,132
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.69%, 7.69% Floor)	9.52%	^	10/15/2032	1,006,673
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.28%	^	01/15/2030	6,701,417
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	8.69%	^	10/20/2028	6,849,479
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	8.77%	^	01/20/2029	4,724,953
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	8.32%	^	07/20/2030	3,698,299
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	8.62%	^	07/20/2029	4,078,037
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	8.10%	^	04/17/2030	1,459,659
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	7.25%	^	07/15/2031	935,542
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	9.29%	^	07/15/2031	851,245
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	8.75%	^	10/18/2030	1,776,308
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	01/15/2031	2,866,612
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	8.17%	^	10/22/2031	1,640,677
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	8.42%	^	04/18/2029	4,861,467
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	8.40%	^	10/15/2030	2,878,165
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	7.50%	^	07/15/2030	904,121
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	7.75%	^	07/15/2030	899,308

Total Collateralized Loan Obligations (Cost $245,038,190)					234,923,810

Foreign Corporate Bonds - 64.8%
24,000,000	AES Andres B.V.	7.95%	^z	05/11/2026	25,538,580
5,500,000	AES Argentina Generacion S.A.	7.75%	^	02/02/2024	4,637,875
24,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	20,659,625
7,500,000	AES El Salvador Trust	6.75%		03/28/2023	7,568,813
4,600,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	#^z	03/26/2079	4,835,937
1,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	#	03/26/2079	1,051,291
800,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38%	#†	12/04/2023	836,880
8,500,000	AI Candelaria Spain SLU	7.50%		12/15/2028	9,554,829
25,000,000	AJE Corporation B.V.	6.50%		05/14/2022	24,645,300
14,321,000	Alpha Holdings S.A.	10.00%		12/19/2022	14,683,636
400,000	Alpha Holdings S.A.	10.00%	^z	12/19/2022	410,129
67,229	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	73,027
4,455,648	Autopistas del Sol S.A.	7.38%	^	12/30/2030	4,535,215
27,500,000	Avianca Holdings S.A.	9.00%	^z	05/10/2023	25,850,000
21,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	#^	02/15/2029	22,803,115
28,069,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%	#	07/19/2026	25,071,834
18,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	#	11/04/2026	15,078,321
15,000,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	#^	11/04/2026	12,192,712
8,000,000	Banco Mercantil de Norte (10 Year CMT Rate + 5.35%)	7.63%	#^†z	01/10/2028	8,564,280
32,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	#†z	01/10/2028	34,257,120
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,400,100
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,348,343
16,850,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	17,983,331
12,000,000	C&W Senior Financing DAC	7.50%	^z	10/15/2026	13,022,190
7,000,000	C&W Senior Financing DAC	6.88%	z	09/15/2027	7,501,568
5,026,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	6.65%	#†	03/31/2020	4,975,740
10,150,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	6.22%	#†	03/31/2020	9,947,000
7,250,000	Calfrac Holdings LP	8.50%	^	06/15/2026	2,990,806
5,000,000	Canacol Energy Ltd.	7.25%		05/03/2025	5,284,625
20,000,000	Canacol Energy Ltd.	7.25%	^z	05/03/2025	21,138,500
21,200,000	Capex S.A.	6.88%		05/15/2024	17,975,798
3,800,000	Capex S.A.	6.88%	^	05/15/2024	3,222,077
18,230,000	CFG Investment S.A.C.	9.75%	Ω	12/31/2019	17,500,800
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	2,932,650
21,500,000	Cia General de Combustibles S.A.	9.50%		11/07/2021	18,014,850
4,200,000	CIMPOR Financial Operations B.V.	5.75%	z	07/17/2024	3,487,785
20,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	#^†z	03/30/2020	20,268,900
2,800,000	Connect Finco LLC	6.75%	^	10/01/2026	2,985,500
31,000,000	Cosan Overseas Ltd.	8.25%	†	02/05/2020	32,308,045
9,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	#^†	11/29/2022	9,914,133
26,961,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	#†	11/29/2022	28,435,632
40,000,000	CSN Islands Corporation	7.00%	†z	03/23/2020	36,887,800
43,900,000	Digicel Group Ltd.	8.25%	^	09/30/2022	10,679,553
10,143,205	Digicel Group Two Ltd. (9.13% Cash + 9.00% PIK)	18.13%	^	04/01/2024	1,577,420
19,000,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	19,316,825
6,600,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	6,710,055
16,080,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	16,830,293
4,000,000	Eldorado International Finance GMBH	8.63%		06/16/2021	4,186,640
16,644,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	15,167,956
20,000,000	Financiera Independencia S.A.B. de C.V. SOFOM ENR	8.00%	^	07/19/2024	18,708,500
32,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%	z	03/15/2043	33,203,200
5,525,000	GFL Environmental, Inc.	8.50%	^z	05/01/2027	6,087,721
10,000,000	Gilex Holding Sarl	8.50%	^	05/02/2023	10,766,750
5,000,000	Gilex Holding Sarl	8.50%	z	05/02/2023	5,383,375
5,346,000	Gol Finance, Inc.	8.75%	†	04/05/2020	5,351,052
5,000,000	Gran Tierra Energy International Holdings Ltd.	6.25%	z	02/15/2025	4,516,250
21,000,000	Gran Tierra Energy, Inc.	7.75%	^z	05/23/2027	19,695,007
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	8,440,718
9,700,000	Grupo Idesa S.A. de C.V.	7.88%	z	12/18/2020	8,099,597
13,700,000	Grupo Idesa S.A. de C.V.	7.88%	^z	12/18/2020	11,439,637
5,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	4,687,550
14,650,000	Grupo Posadas S.A.B. de C.V.	7.88%	^z	06/30/2022	13,734,521
13,447,000	GW Honos Security Corporation	8.75%	^	05/15/2025	14,018,363
15,000,000	Instituto Costarricense de Electricidad	6.38%	^z	05/15/2043	12,918,750
19,511,000	Instituto Costarricense de Electricidad	6.38%	z	05/15/2043	16,803,849
7,300,000	Intelsat Jackson Holdings S.A.	8.50%	^z	10/15/2024	6,664,279
7,715,000	Intelsat Jackson Holdings S.A.	9.75%	^z	07/15/2025	7,152,461
5,925,566	Invepar Holdings	0.00%	ÞΩ	12/30/2028	253,389
25,000,000	JSL Europe S.A.	7.75%	z	07/26/2024	27,014,875
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^z	08/15/2023	18,732,028
12,000,000	MARB BondCo PLC	7.00%	^z	03/15/2024	12,535,020
4,200,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	4,286,469
10,000,000	Metinvest B.V.	7.75%	^z	10/17/2029	10,260,050
10,000,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	10,853,825
14,500,000	Oi S.A. (10.00% Cash + 4.00% PIK)	14.00%		07/27/2025	13,019,768
14,600,000	Pampa Energia S.A.	7.50%		01/24/2027	12,490,716
10,000,000	Pampa Energia S.A.	7.50%	^	01/24/2027	8,555,285
6,650,000	Pampa Energia S.A.	9.13%		04/15/2029	5,754,561
5,000,000	Pampa Energia S.A.	9.13%	^	04/15/2029	4,326,737
570,000	Pesquera Exalmar S.A.A.	8.00%		01/25/2025	575,700
4,800,000	Petra Diamonds PLC	7.25%	^z	05/01/2022	3,041,969
10,000,000	Petrobras Global Finance B.V.	6.75%	z	01/27/2041	11,635,650
5,000,000	Petroleos Mexicanos	6.38%		01/23/2045	4,826,675
30,000,000	Petroleos Mexicanos	5.63%		01/23/2046	26,860,050
9,000,000	Rio Energy S.A.	6.88%	^	02/01/2025	5,519,250
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	6,745,750
11,441,000	RKP Overseas Finance Ltd.	7.95%	†	02/17/2022	11,014,675
21,119,000	Sappi Papier Holding GMBH	7.50%	^	06/15/2032	22,076,694
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,840,106
14,260,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	15,122,195
2,195,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	2,332,242
23,467,953	Stoneway Capital Corporation	10.00%		03/01/2027	14,919,082
4,281,000	Syngenta Finance N.V.	4.38%	z	03/28/2042	3,809,137
10,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	10,848,120
7,500,000	Telecom Argentina SA	8.00%	^	07/18/2026	7,223,513
1,740,000	Telesat LLC	6.50%	^z	10/15/2027	1,817,169
13,644,000	Tervita Escrow Corporation	7.63%	^z	12/01/2021	13,759,974
10,000,000	Teva Pharmaceutical Finance LLC	6.15%	z	02/01/2036	9,351,000
5,000,000	Teva Pharmaceutical Finance Netherlands B.V.	4.10%	z	10/01/2046	3,613,000
700,000	Transportadora de Gas del Sur S.A.	6.75%	^	05/02/2025	620,025
740,000	Trivium Packaging Finance BV	8.50%	^z	08/15/2027	824,619
6,500,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	6,662,500
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	#†z	07/29/2025	22,126,320
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	#^†	01/29/2025	10,141,230
29,000,000	Unigel Luxembourg S.A.	8.75%	^	10/01/2026	29,612,553
20,000,000	Vedanta Resources Finance PLC	9.25%	z	04/23/2026	19,896,700
13,000,000	Vedanta Resources Finance PLC	9.25%	^z	04/23/2026	12,932,855
7,000,000	Vedanta Resources PLC	6.13%	z	08/09/2024	6,391,795
10,000,000	YPF Energia Electrica S.A.	10.00%	^	07/25/2026	8,726,275
8,300,000	YPF S.A.	8.50%		07/28/2025	7,826,278
5,000,000	YPF S.A.	8.50%		06/27/2029	4,564,238
850,000	YPF S.A.	8.50%	^	06/27/2029	775,920
20,807,000	YPF S.A.	7.00%		12/15/2047	16,509,002

Total Foreign Corporate Bonds (Cost $1,352,935,903)					1,293,139,998

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.5%
10,000,000	Ecuador Government International Bond	9.50%	^	03/27/2030	9,353,475

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $10,377,548)					9,353,475

Non-Agency Commercial Mortgage Backed Obligations - 16.6%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	10,057,435
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	8,564,233
20,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	5.34%	^	04/15/2034	20,152,174
350,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.66%	^	05/15/2035	353,406
15,292,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	10/15/2035	15,413,877
871,000	CF Trust, Series 2019-MF1-F (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.69%	^	08/21/2032	873,161
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.23%	#^I/O	10/10/2047	1,305,165
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	4,260,046
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	1,481,650
7,036,812	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	524,031
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	1
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^Þ	10/10/2048	5,500,781
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23%	#^I/O	10/10/2048	1,146,993
40,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2029	39,987,720
12,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.46%	#^Þ	04/10/2047	7,399,847
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.29%	#^I/O	04/10/2047	2,964,063
3,750,000	GS Mortgage Securities Trust, Series 2019-SMP-G (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.99%	^	08/15/2032	3,776,084
20,000,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.49%	^	05/15/2038	20,059,390
5,590,000	Hilton USA Trust 2018-ORL, Series 2018-ORL-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	5.39%	^	12/15/2034	5,615,705
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52%	^	11/05/2035	5,022,941
18,629,201	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	5.64%	^	11/15/2036	18,652,432
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10%	#^I/O	08/15/2046	1,943,676
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	11,937,904
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	4,497,371
21,332,764	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	4,436,362
47,829,582	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.76%	#^I/O	08/15/2047	1,530,681
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ	02/15/2048	9,513,169
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.51%	#^I/O	02/15/2048	1,644,600
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	07/15/2036	5,622,774
21,581,000	MBRT, Series 2019-MBR-G (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.66%	^	11/15/2036	21,477,476
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.40%	#^Þ	10/15/2048	6,846,122
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26X-E	4.40%	#Þ	10/15/2048	714,013
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.64%	^	11/15/2034	11,351,756
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.54%	^	05/15/2036	3,371,479
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	5.39%	^	05/15/2036	13,041,345
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	6.58%	^	02/15/2032	5,041,465
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ	08/15/2050	2,943,696
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.55%	#^I/O	08/15/2050	303,214
12,175,683	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.55%	#^I/O	08/15/2050	705,082
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.22%	#^Þ	06/15/2048	15,790,385
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22%	#^Þ	06/15/2048	5,670,609
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22%	#^Þ	06/15/2048	14,693,432
11,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ	03/15/2047	10,304,143
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.62%	#^I/O	03/15/2047	5,502,323

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $339,690,598)					331,994,212

Non-Agency Residential Collateralized Mortgage Obligations - 3.1%
30,000,000	CIM Trust, Series 2016-1RR-B2	7.78%	#^Þ	07/26/2055	30,296,058
15,000,000	CIM Trust, Series 2016-2RR-B2	8.23%	#^Þ	02/25/2056	15,108,934
15,000,000	CIM Trust, Series 2016-3RR-B2	7.99%	#^Þ	02/27/2056	15,136,754
1,755,237	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	4.46%	#	03/20/2037	1,604,532

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,757,184)					62,146,278

US Corporate Bonds - 24.3%
1,645,000	Acrisure LLC	8.13%	^z	02/15/2024	1,792,022
900,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	965,520
3,770,000	Allied Universal Holding Company	9.75%	^	07/15/2027	4,036,134
15,310,000	AMC Merger, Inc.	8.00%	^	05/15/2025	10,225,779
10,988,000	Argos Merger Sub, Inc.	7.13%	^z	03/15/2023	10,795,710
11,036,000	AssuredPartners, Inc.	7.00%	^z	08/15/2025	11,253,299
6,315,000	Avantor, Inc.	9.00%	^z	10/01/2025	7,070,369
4,000,000	Banff Merger Sub, Inc.	9.75%	^z	09/01/2026	4,060,100
11,565,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	11,940,747
2,960,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,227,628
7,750,000	Bruin E&P Partners LLC	8.88%	^	08/01/2023	5,060,091
14,080,000	CB Escrow Corporation	8.00%	^z	10/15/2025	14,965,843
13,450,000	Cengage Learning, Inc.	9.50%	^z	06/15/2024	11,673,457
3,815,000	Constellation Merger Sub, Inc.	8.50%	^z	09/15/2025	3,339,708
10,160,000	CSI Compressco LP	7.50%	^z	04/01/2025	10,011,816
3,195,000	Eagle Holding Company (7.75% Cash + 9.00% PIK)	16.75%	^	05/15/2022	3,249,826
3,975,000	EES Finance Corporation	8.13%	z	05/01/2025	3,926,962
15,745,000	Embarq Corporation	8.00%		06/01/2036	16,678,285
1,550,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	965,414
3,710,000	EP Energy LLC	7.75%	^Ω	05/15/2026	2,663,214
9,760,000	Financial & Risk US Holdings, Inc.	8.25%	^z	11/15/2026	11,010,256
7,660,000	Flex Acquisition Company, Inc.	6.88%	^z	01/15/2025	7,736,523
1,255,000	Flex Acquisition Company, Inc.	7.88%	^z	07/15/2026	1,267,327
9,200,000	Foresight Energy LLC	11.50%	^Ω	04/01/2023	368,000
3,670,000	Frontier Communications Corporation	8.50%		04/15/2020	2,199,082
2,815,000	Frontier Communications Corporation	8.00%	^	04/01/2027	2,946,883
5,800,000	Gates Global LLC	6.25%	^z	01/15/2026	5,910,461
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^z	11/30/2024	14,668,356
12,200,000	Gogo Finance Company, Inc.	9.88%	^	05/01/2024	12,911,687
10,000,000	GTT Communications, Inc.	7.88%	^z	12/31/2024	7,572,100
10,405,000	Hexion, Inc.	7.88%	^z	07/15/2027	10,846,952
5,759,000	Hillman Group, Inc.	6.38%	^	07/15/2022	5,372,064
7,000,000	Informatica LLC	7.13%	^z	07/15/2023	7,122,430
5,970,000	JBS USA Finance, Inc.	6.75%	^z	02/15/2028	6,607,954
7,850,000	Legacy Reserves LP	6.63%	Ω	12/01/2021	157,000
3,615,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	3,391,671
5,425,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	4,138,448
2,000,000	MPH Acquisition Holdings LLC	7.13%	^z	06/01/2024	1,939,980
7,750,000	NFP Corporation	6.88%	^z	07/15/2025	7,788,673
1,295,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	1,255,985
7,264,000	OPE KAG Finance Sub, Inc.	7.88%	^z	07/31/2023	7,124,785
6,440,000	Panther BF Aggregator LP	8.50%	^z	05/15/2027	6,854,414
7,455,000	Par Petroleum Finance Corporation	7.75%	^z	12/15/2025	7,737,656
6,700,000	Peabody Securities Finance Corporation	6.00%	^z	03/31/2022	6,549,250
6,800,000	PetSmart, Inc.	8.88%	^z	06/01/2025	6,732,000
13,919,000	Polaris Intermediate Corporation (8.50% Cash + 9.00% PIK)	17.50%	^	12/01/2022	12,996,776
3,295,000	Prime Security Services Borrower LLC	9.25%	^z	05/15/2023	3,461,809
12,328,000	Pyxus International, Inc.	8.50%	^z	04/15/2021	11,932,271
7,140,000	Radiate Finance, Inc.	6.63%	^z	02/15/2025	7,232,213
12,280,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	7,122,400
2,270,000	Scientific Games International, Inc.	7.00%	^z	05/15/2028	2,433,100
5,270,000	Scientific Games International, Inc.	7.25%	^	11/15/2029	5,740,875
9,970,000	Solera Finance, Inc.	10.50%	^z	03/01/2024	10,599,556
7,000,000	Sprint Capital Corporation	8.75%	z	03/15/2032	8,509,200
11,385,000	Sprint Corporation	7.63%	z	03/01/2026	12,576,440
10,296,000	SunCoke Energy Partners Finance Corporation	7.50%	^z	06/15/2025	9,926,991
12,833,000	Tapstone Energy Finance Corporation	9.75%	^Ω	06/01/2022	109,081
8,145,000	Team Health Holdings, Inc.	6.38%	^z	02/01/2025	5,460,530
10,347,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	10,709,042
5,195,000	Tenet Healthcare Corporation	8.13%	z	04/01/2022	5,756,216
7,709,000	Trident Merger Sub, Inc.	6.63%	^z	11/01/2025	6,960,572
3,000,000	Trident TPI Holdings, Inc.	9.25%	^z	08/01/2024	3,038,745
1,285,000	Triumph Group, Inc.	6.25%	^z	09/15/2024	1,353,535
10,280,000	Triumph Group, Inc.	7.75%	z	08/15/2025	10,748,922
8,375,000	Uber Technologies, Inc.	8.00%	^z	11/01/2026	8,750,388
5,525,000	Uber Technologies, Inc.	7.50%	^z	09/15/2027	5,682,269
7,645,000	Valeant Pharmaceuticals International, Inc.	9.25%	^z	04/01/2026	8,795,190
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50%	^	01/31/2027	2,948,580
11,790,000	Verscend Escrow Corporation	9.75%	^z	08/15/2026	12,925,082
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	3,785,694
5,500,000	Wand Merger Corporation	9.13%	^	07/15/2026	6,098,125
706,000	Weatherford International Ltd.	11.00%	^	12/01/2024	765,128
5,000,000	West Street Merger Sub, Inc.	6.38%	^z	09/01/2025	4,999,950
5,500,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	5,771,343

Total US Corporate Bonds (Cost $525,389,689)					485,301,884

US Government and Agency Mortgage Backed Obligations - 4.8%
9,080,277	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	4.50%	I/FI/O	02/15/2040	1,627,693
6,012,489	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/FI/O	11/15/2040	595,530
23,486,234	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/FI/O	01/15/2042	4,724,561
14,011,814	Federal Home Loan Mortgage Corporation, Series 4212-NS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/F	06/15/2043	13,816,404
4,547,699	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.77%	I/FI/O	09/25/2036	850,268
17,884,939	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.26%	I/FI/O	11/25/2040	3,284,392
21,621,450	Federal National Mortgage Association, Series 2013-55-US (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.31%	I/F	06/25/2043	20,349,108
34,852,144	Federal National Mortgage Association, Series 2013-58-KS (-2 x 1 Month LIBOR USD + 5.93%, 5.93% Cap)	3.24%	I/F	06/25/2043	32,334,624
20,843,792	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.31%	I/F	06/25/2043	19,580,506

Total US Government and Agency Mortgage Backed Obligations (Cost $100,104,660)					97,163,086

Common Stocks - 0.8%
51,725	ATD Holdings, Inc. *Þ				1,370,713
339,999	Frontera Energy Corporation z				2,560,195
468,716	Hexion Holdings Corporation *				5,648,028
284,965	Legacy Reserves LP *Þ				2,849,650
15,343	McDermott International, Inc. *				10,381
62,554	Syncreon Group B.V. *Þ				875,750
97,836	Weatherford International PLC *z				2,734,516

Total Common Stocks (Cost $58,969,046)					16,049,233

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00*Þ				1

Total Warrants (Cost $1)					1

Short Term Investments - 2.4%
15,823,670	BlackRock Liquidity Funds FedFund - Institutional Shares	1.50%	◆		15,823,670
15,821,800	Fidelity Institutional Money Market Government Portfolio - Class I	1.49%	◆		15,821,800
15,824,378	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	◆		15,824,378

Total Short Term Investments (Cost $47,469,848)					47,469,848

Total Investments - 141.0% (Cost $2,995,535,157) ‡					2,815,484,871
Liabilities in Excess of Other Assets - (41.0)%					(818,961,182)

NET ASSETS - 100.0%					$1,996,523,689

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

†	Perpetual Maturity

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2019

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2019.

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

z	Security, or portion of security, is on loan as of December 31, 2019 pursuant to the Liquidity Agreement.

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	64.8%
US Corporate Bonds	24.3%
Non-Agency Commercial Mortgage Backed Obligations	16.6%
Collateralized Loan Obligations	11.8%
Bank Loans	10.7%
US Government and Agency Mortgage Backed Obligations	4.8%
Non-Agency Residential Collateralized Mortgage Obligations	3.1%
Short Term Investments	2.4%
Asset Backed Obligations	1.2%
Common Stocks	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Warrants	0.0%	~
Other Assets and Liabilities	(41.0)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	16.6%
Collateralized Loan Obligations	11.8%
Energy	11.5%
Utilities	11.0%
Finance	8.6%
Telecommunications	7.4%
Banking	6.5%
Mining	5.1%
US Government and Agency Mortgage Backed Obligations	4.9%
Consumer Products	4.6%
Transportation	4.1%
Building and Development (including Steel/Metals)	3.9%
Technology	3.9%
Healthcare	3.7%
Chemical Products	3.4%
Non-Agency Residential Collateralized Mortgage Obligations	3.1%
Media	2.8%
Pulp & Paper	2.6%
Short Term Investments	2.4%
Containers and Glass Products	2.4%
Commercial Services	1.8%
Electronics/Electric	1.7%
Pharmaceuticals	1.4%
Automotive	1.4%
Hotels/Motels/Inns and Casinos	1.3%
Business Equipment and Services	1.3%
Chemicals/Plastics	1.3%
Retailers (other than Food/Drug)	1.2%
Asset Backed Obligations	1.2%
Environmental Control	1.1%
Insurance	1.1%
Aerospace & Defense	1.0%
Food Products	0.9%
Beverage and Tobacco	0.6%
Real Estate	0.6%
Industrial Equipment	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Leisure	0.4%
Food Service	0.4%
Financial Intermediaries	0.4%
Food/Drug Retailers	0.3%
Diversified Manufacturing	0.3%
Construction	0.0%	~
Other Assets and Liabilities	(41.0)%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

United States	75.2%
Mexico	14.1%
Brazil	11.4%
Argentina	11.2%
Colombia	7.2%
Canada	2.9%
Indonesia	2.6%
Peru	2.1%
India	2.0%
Costa Rica	1.7%
South Africa	1.5%
Dominican Republic	1.3%
Chile	1.1%
Panama	1.0%
Luxembourg	0.8%
Israel	0.7%
Guatemala	0.6%
Jamaica	0.6%
Hong Kong	0.6%
Ukraine	0.5%
Ecuador	0.5%
United Kingdom	0.4%
El Salvador	0.4%
Netherlands	0.3%
China	0.2%
France	0.1%
Other Assets and Liabilities	(41.0)%

100.0%

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$47,469,848
Common Stocks	10,953,120

Total Level 1	58,422,968
Level 2
Foreign Corporate Bonds	1,292,886,609
US Corporate Bonds	485,301,884
Collateralized Loan Obligations	233,349,009
Non-Agency Commercial Mortgage Backed Obligations	229,740,696
Bank Loans	213,920,514
US Government and Agency Mortgage Backed Obligations	97,163,086
Asset Backed Obligations	24,022,532
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,353,475
Non-Agency Residential Collateralized Mortgage Obligations	1,604,532

Total Level 2	2,587,342,337
Level 3
Non-Agency Commercial Mortgage Backed Obligations	102,253,516
Non-Agency Residential Collateralized Mortgage Obligations	60,541,746
Common Stocks	5,096,113
Collateralized Loan Obligations	1,574,801
Foreign Corporate Bonds	253,389
Warrants	1

Total Level 3	169,719,566

Total	$2,815,484,871

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$103,197,834	$293,977	$(1,264,266)	$484,655	$39,297	$(497,981)	$-	$-	$102,253,516	$(1,275,665)
Non-Agency Residential Collateralized Mortgage Obligations	60,400,113	-	(99,796)	241,429	-	-	-	-	60,541,746	(99,796)
Common Stocks	1,500,025	-	(129,312)	-	2,849,650	-	875,750	-	5,096,113	(129,312)
Collateralized Loan Obligations	860,652	-	(177,854)	2,127	41,725	-	848,151	-	1,574,801	(173,258)
Foreign Corporate Bonds	253,389	-	-	-	-	-	-	-	253,389	-
Warrants	1	-	-	-	-	-	-	-	1	-

Total	$166,212,014	$293,977	$(1,671,228)	$728,211	$2,930,672	$(497,981)	$1,723,901	$-	$169,719,566	$(1,678,031)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$102,253,516	Market Comparables	Yields	6.24% - 76.81% (13.01%)	Increase in yields would have resulted in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$60,541,746	Market Comparables	Market Quotes	$100.73 - $100.99 ($100.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$5,096,113	Market Comparables	Market Quotes	$10.00 - $26.50 ($15.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,574,801	Market Comparables	Market Quotes	$69.75 - $84.82 ($77.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$253,389	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.